Expense Example - Investor Class and Class H - Inverse SP 500 Strategy Fund	Investor Class 1 Year	Investor Class 3 Years	Investor Class 5 Years	Investor Class 10 Years	Class H 1 Year	Class H 3 Years	Class H 5 Years	Class H 10 Years
USD ($)	156	485	838	1,834	182	568	978	2,125